Form 13F
			Form 13F Cover Page

Report for the Quarter Ended September 30, 2007

Check Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] Adds new Holdings entries.

Institutional Investment Manager Filing this Report:

Name:		American Fund Advisors, Inc.
		175 Great Neck Road
		Suite 204
		Great Neck, NY  11021

13F File Number:	801-14138

The Institutional Investment Manager Filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice President
Phone:		516-487-0200
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Great Neck, NY, October 18, 2007

Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			Form 13F SUMMARY PAGE

Report Summary:

Number of other included Managers:			0

Form 13F Information Table Entry Total:	  	       26

FOrm 13F Information Table Value Total:	 	   10,184


List of Other Included Managers





[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103      780    11225 SH       Sole                    11225
AT&T INC.                      COM              001957509      523    12350 SH       Sole                    12350
BANK OF AMERICA CORP.          COM              060505104      459     9121 SH       Sole                     9121
BECTON DICKINSON CO.           COM              075877101      205     2500 SH       Sole                     2500
CISCO SYSTEMS, INC.            COM              17275R102      480    14500 SH       Sole                    14500
CITIGROUP INC.                 COM              172967101      663    14200 SH       Sole                    14200
EXXON MOBIL CORPORATION        COM              302290101      537     5800 SH       Sole                     5800
GENERAL ELECTRIC CO.           COM              369604103     1006    24300 SH       Sole                    24300
HALLIBURTON CO.                COM              406216101      438    11400 SH       Sole                    11400
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      278     3000 SH       Sole                     3000
INTL. PAPER CO.                COM              460146103      208     5800 SH       Sole                     5800
JOHNSON & JOHNSON              COM              478160104      562     8550 SH       Sole                     8550
KRAFT FOODS INC.               COM              50075h101      268     7766 SH       Sole                     7766
LEGAL ACCESS TECHNOLOGIES INC. COM              52464h201        3   200000 SH       Sole                   200000
MERCK & CO.                    COM              589331107      274     5300 SH       Sole                     5300
MICROSOFT CORP.                COM              594918104      270     9150 SH       Sole                     9150
MORGAN (J.P.) CHASE & CO.      COM              46625H100      247     5400 SH       Sole                     5400
PNC BANK CORP.                 COM              693475105      320     4700 SH       Sole                     4700
PRIMUS TELECOMMUNICATIONS GROU COM              741929103        8    11452 SH       Sole                    11452
ROHM & HAAS CO.                COM              775371107      234     4200 SH       Sole                     4200
STANLEY WORKS                  COM              854616109      289     5150 SH       Sole                     5150
UNITED TECHNOLOGIES CORP.      COM              913017109      604     7500 SH       Sole                     7500
VCA ANTECH INC.                COM              918194101      290     6950 SH       Sole                     6950
VECTOR GROUP LTD.              COM              92240M108      507    22625 SH       Sole                    22625
WASHINGTON MUTUAL INC.         COM              939322103      483    13670 SH       Sole                    13670
ING PRIME RATE TRUST SER F-7 4 PFD              44977w601      250       10 SH       Sole                       10